Segments - Schedule of Major Customers (Details) - Customer Concentration Risk - Revenue from Contract with Customer Benchmark	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer 1
Concentration Risk [Line Items]
Percentage of total revenue	23.00%	24.00%
Customer 2
Concentration Risk [Line Items]
Percentage of total revenue	15.00%	18.00%
Customer 3
Concentration Risk [Line Items]
Percentage of total revenue	12.00%	9.00%